Recast Segment Information - Schedule of Recast Adjusted EBITDA by Segment (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 364.8	$ 393.0	$ 515.1	$ 324.3	$ 1,597.2	$ 1,054.0
Taxes and purses	(103.4)	(109.3)	(133.0)	(88.8)	(434.5)	(268.3)
Marketing and advertising	(20.9)	(17.4)	(24.1)	(12.1)	(74.5)	(30.2)
Salaries and benefits	(44.5)	(43.5)	(45.0)	(37.3)	(170.3)	(138.8)
Content expense	(40.8)	(44.6)	(54.0)	(43.2)	(182.6)	(178.4)
Selling, general and administrative expense	(29.9)	(26.7)	(24.9)	(23.9)	(105.4)	(85.3)
Other operating expense	(46.1)	(46.5)	(52.7)	(40.0)	(185.3)	(145.6)
Other income	47.8	51.1	51.9	31.6	182.4	79.1
Adjusted EBITDA	127.0	156.1	233.3	110.6	627.0	286.5
Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	142.5	160.5	242.8	123.8	669.6	328.1
All Other
Segment Reporting Information [Line Items]
Net revenue	4.2	23.0	14.8	7.2	49.2	26.8
Taxes and purses	(1.2)	(4.9)	(3.9)	(3.1)	(13.1)	(7.5)
Marketing and advertising	(0.1)	(0.3)	0.0	(0.1)	(0.5)	(0.2)
Salaries and benefits	(1.2)	(3.1)	(2.3)	(1.2)	(7.8)	(5.8)
Content expense	(1.2)	(1.4)	(1.8)	(1.3)	(5.7)	(3.7)
Selling, general and administrative expense	(14.9)	(14.3)	(13.4)	(12.6)	(55.2)	(42.3)
Other operating expense	(1.4)	(3.5)	(2.9)	(2.2)	(10.0)	(8.9)
Other income	0.3	0.1	0.0	0.1	0.5	0.0
Adjusted EBITDA	(15.5)	(4.4)	(9.5)	(13.2)	(42.6)	(41.6)
Eliminations
Segment Reporting Information [Line Items]
Net revenue	(7.3)	(6.1)	(18.8)	(6.6)	(38.8)	(35.0)
Taxes and purses	0.0	0.0	0.0	0.0	0.0	0.0
Marketing and advertising	0.1	0.0	0.0	0.0	0.1	0.2
Salaries and benefits	0.0	0.0	0.0	0.0	0.0	0.0
Content expense	6.7	5.6	18.4	6.2	36.9	33.0
Selling, general and administrative expense	0.4	0.4	0.4	0.3	1.5	1.5
Other operating expense	0.2	0.1	0.0	0.1	0.4	0.3
Other income	(0.1)	0.0	0.0	0.0	(0.1)	0.0
Adjusted EBITDA	0.0	0.0	0.0	0.0	0.0	0.0
Live and Historical Racing | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	93.9	81.5	190.5	64.7	430.6	188.8
Taxes and purses	(30.9)	(24.6)	(50.8)	(20.0)	(126.3)	(64.1)
Marketing and advertising	(3.0)	(2.9)	(4.9)	(2.1)	(12.9)	(6.2)
Salaries and benefits	(12.2)	(10.9)	(15.3)	(10.0)	(48.4)	(32.5)
Content expense	(0.6)	(0.5)	(0.8)	(0.6)	(2.5)	(1.5)
Selling, general and administrative expense	(3.6)	(3.1)	(3.1)	(3.0)	(12.8)	(8.7)
Other operating expense	(13.2)	(11.8)	(17.3)	(10.7)	(53.0)	(36.8)
Other income	0.2	0.0	0.1	0.0	0.3	0.1
Adjusted EBITDA	30.6	27.7	98.4	18.3	175.0	39.1
TwinSpires | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	101.2	109.0	142.6	105.0	457.8	435.6
Taxes and purses	(8.0)	(8.0)	(8.3)	(6.4)	(30.7)	(25.1)
Marketing and advertising	(13.6)	(10.6)	(16.7)	(8.5)	(49.4)	(16.5)
Salaries and benefits	(7.0)	(7.0)	(6.8)	(6.2)	(27.0)	(24.6)
Content expense	(44.5)	(47.1)	(68.5)	(46.5)	(206.6)	(202.7)
Selling, general and administrative expense	(2.9)	(2.6)	(2.9)	(2.6)	(11.0)	(10.4)
Other operating expense	(12.3)	(11.6)	(14.8)	(11.7)	(50.4)	(40.5)
Other income	0.0	0.0	0.0	0.0	0.0	0.1
Adjusted EBITDA	12.9	22.1	24.6	23.1	82.7	115.9
Gaming | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	172.8	185.6	186.0	154.0	698.4	437.8
Taxes and purses	(63.3)	(71.8)	(70.0)	(59.3)	(264.4)	(171.6)
Marketing and advertising	(4.3)	(3.6)	(2.5)	(1.4)	(11.8)	(7.5)
Salaries and benefits	(24.1)	(22.5)	(20.6)	(19.9)	(87.1)	(75.9)
Content expense	(1.2)	(1.2)	(1.3)	(1.0)	(4.7)	(3.5)
Selling, general and administrative expense	(8.9)	(7.1)	(5.9)	(6.0)	(27.9)	(25.4)
Other operating expense	(19.4)	(19.7)	(17.7)	(15.5)	(72.3)	(59.7)
Other income	47.4	51.0	51.8	31.5	181.7	78.9
Adjusted EBITDA	$ 99.0	$ 110.7	$ 119.8	$ 82.4	$ 411.9	$ 173.1